Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories

(CAD$ in millions)	December 31, 2025	December 31, 2024
Supplies	$1,225	$1,235
Raw materials	277	260
Work in process	790	774
Finished products	810	636
	3,102	2,905
Less non-current portion (Note 18)	(354)	(307)
	$2,748	$2,598